SCHEDULE OF PRE-TAX BOOK LOSSES FROM FOREIGN AND DOMESTIC JURISDICTIONS (Details)	11 Months Ended
Dec. 31, 2021 USD ($)
Share-Based Payment Arrangement [Abstract]
Domestic	$ 1,625,589
Foreign	$ 1,295,736